Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015 [2]
Current assets:
Cash	[1]	$ 4,521	$ 13,242
Accounts receivable, net	[1]	52,834	41,477
Inventories	[1]	29,277	36,590
Prepaid expenses and other current assets	[1]	2,716	4,927
Total current assets	[1]	89,348	96,236
Property, plant and equipment, net	[1]	541,693	518,148
Goodwill and intangible assets, net	[1]	10,097	45,524
Equity method investments	[1]	10,232	0
Other assets	[1]	7,831	9,830
Total assets	[1]	659,201	669,738
Current liabilities:
Accounts payable	[1]	19,264	26,112
Accrued and other current liabilities	[1]	8,155	8,566
Due to sponsor	[1]	118,641	223,908
Current portion of long-term debt	[1]	2,962	3,258
Total current liabilities	[1]	149,022	261,844
Long-term debt	[1]	193,458	246,783
Asset retirement obligations	[1]	9,514	8,711
Other liabilities	[1]	5,000	0
Total liabilities	[1]	356,994	517,338
Commitments and contingencies	[1]
Equity and partners' capital:
General partner interest	[1]	0	0
Limited partners interest, 63,668,244 and 36,959,970 units outstanding, respectively	[1]	299,516	146,740
Total partners' capital	[1]	299,516	146,740
Non-controlling interest	[1]	2,691	5,660
Total equity and partners' capital	[1]	302,207	152,400
Total liabilities, equity and partners' capital	[1]	$ 659,201	$ 669,738

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.